UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal
Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New
York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 800 Scudders
Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-
9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 85.9%
Corporate - 8.1%	Essex County, New York, IDA, Environmental Improvement
	Revenue Bonds (International Paper Company Project), AMT,
	Series A, 6.625%, 9/01/32	$ 350	$231,945
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (1990 American Airlines, Inc. Project), AMT, 5.40%,
	7/01/20	3,500	1,278,375
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (British Airways Plc Project), AMT, 5.25%, 12/01/32	1,000	477,930
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (Continental Airlines, Inc. Project), AMT, 8%, 11/01/12	1,250	1,025,450
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (Continental Airlines, Inc. Project), AMT, 8.375%,
	11/01/16	250	167,602
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (Continental Airlines, Inc. Project), AMT, 7.75%,
	8/01/31	2,000	1,355,920
	New York City, New York, City IDA, Special Facility Revenue
	Refunding Bonds (Terminal One Group Association Project),
	AMT, 5.50%, 1/01/24	2,500	2,123,425
	New York Liberty Development Corporation Revenue Bonds
	(Goldman Sachs Headquarters), 5.25%, 10/01/35	1,000	824,840
	New York State Energy Research and Development
	Authority, PCR, Refunding (Central Hudson Gas and
	Electric), Series A, 5.45%, 8/01/27 (a)	2,000	2,008,500
	Suffolk County, New York, IDA, IDR (Keyspan-Port
	Jefferson), AMT, 5.25%, 6/01/27	1,360	1,092,257
	Suffolk County, New York, IDA, Solid Waste Disposal Facility,
	Revenue Refunding Bonds (Ogden Martin System Huntington
	Project), AMT, 6.25%, 10/01/12 (a)	7,155	7,546,164
			18,132,408
County/City/Special	Hudson Yards Infrastructure Corporation, New York,
District/School	Revenue Bonds, Series A, 4.50%, 2/15/47 (b)	930	684,898
District - 12.7%	Hudson Yards Infrastructure Corporation, New York,
	Revenue Bonds, Series A, 5%, 2/15/47 (c)	1,000	807,850

Portfolio Abbreviations

To simplify the listing of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
GO	General Obligation Bonds	M/F	Multi-Family
HFA	Housing Finance Agency	PCR	Pollution Control Revenue Bonds
IDA	Industrial Development Authority	PILOT	Payment in Lieu of Taxes

1

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York City, New York, City IDA, PILOT Revenue Bonds
(Queens Baseball Stadium Project), 5%, 1/01/36 (a)	$ 1,970	$1,565,953
New York City, New York, City IDA, PILOT Revenue Bonds
(Queens Baseball Stadium Project), 5%, 1/01/39 (a)	1,250	981,337
New York City, New York, City IDA, PILOT Revenue Bonds
(Queens Baseball Stadium Project), 5%, 1/01/46 (a)	3,100	2,369,392
New York City, New York, City IDA, PILOT Revenue Bonds
(Queens Baseball Stadium Project), 6.50%, 1/01/46 (d)	700	752,479
New York City, New York, City IDA, PILOT Revenue Bonds
(Yankee Stadium Project), 5%, 3/01/36 (b)	500	397,235
New York City, New York, City IDA, PILOT Revenue Bonds
(Yankee Stadium Project), 5%, 3/01/46 (c)	400	296,716
New York City, New York, City Transitional Finance
Authority, Building Aid Revenue Bonds, Series S-1, 5.625%,
7/15/38	200	198,702
New York City, New York, City Transitional Finance
Authority, Building Aid Revenue Bonds, Series S-2, 4.50%,
1/15/31 (b)(c)	1,250	1,089,450
New York City, New York, City Transitional Finance
Authority, Building Aid Revenue Bonds, Series S-3, 5.25%,
1/15/39	2,100	1,967,952
New York City, New York, City Transitional Finance
Authority, Building Aid Revenue Refunding Bonds, Series S-1,
4.50%, 1/15/38	1,000	820,320
New York City, New York, City Transitional Finance
Authority, Future Tax-Secured Revenue Bonds, Series B,
5.50%, 2/01/17	170	181,890
New York City, New York, GO, Series A-1, 4.75%, 8/15/25	1,250	1,202,825
New York Convention Center Development Corporation, New
York, Revenue Bonds (Hotel Unit Fee Secured), 5%,
11/15/35 (a)	4,950	4,260,514
New York Convention Center Development Corporation, New
York, Revenue Bonds (Hotel Unit Fee Secured), 5%,
11/15/44 (a)	1,340	1,108,703
Niagara County, New York, IDA, Solid Waste Disposal Revenue
Refunding Bonds, AMT, Series A, 5.45%, 11/15/26	3,975	3,711,935
North Country, New York, Development Authority, Solid
Waste Management System, Revenue Refunding Bonds, 6%,
5/15/15 (e)	1,000	1,096,920
Sachem Central School District (Holbrook), New York, GO,
Series B, 5%, 10/15/13 (b)(f)	2,300	2,619,056
Troy, New York, City School District, GO, Refunding, 5.75%,
7/15/17 (e)	765	790,153

2

	BlackRock New York Municipal Bond Fund of
	BlackRock Multi-State Municipal Series Trust
	Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Troy, New York, City School District, GO, Refunding, 5.75%,
	7/15/18 (e)	$ 805	$828,949
	Troy, New York, City School District, GO, Refunding, 5.75%,
	7/15/19 (e)	850	873,069
			28,606,298
Education - 9.0%	Albany, New York, IDA, Civic Facility Revenue Refunding
	Bonds (Albany College of Pharmacy Project), Series A,
	5.625%, 12/01/34	700	487,816
	Dutchess County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (Bard College), Series A-2, 4.50%, 8/01/36	1,000	747,830
	Hempstead Town, New York, IDA, Civic Facility Revenue
	Bonds (Adelphi University Civic Facility), 5.75%, 6/01/22	1,700	1,739,236
	Hempstead Town, New York, IDA, Civic Facility Revenue
	Bonds (Adelphi University Civic Facility), 5.50%, 6/01/32	2,250	2,200,815
	Madison County, New York, IDA, Civic Facility Revenue Bonds
	(Commons II LLC - Student Housing), Series A, 5%,
	6/01/33 (g)	400	301,332
	Monroe County, New York, IDA, Student Housing Revenue
	Bonds (Collegiate), Series A, 5.375%, 4/01/29	445	316,324
	New York City, New York, City IDA, Civic Facility Revenue
	Bonds, Series C, 6.80%, 6/01/28	2,500	2,381,650
	New York City, New York, City IDA, Civic Facility Revenue
	Refunding Bonds (Polytechnic University), 5.25%,
	11/01/37 (h)	750	551,685
	New York City, New York, IDA, Civic Facility Revenue Bonds
	(Lycee Francais de New York Project), Series A, 5.50%,
	6/01/15 (h)	250	233,227
	New York City, New York, IDA, Civic Facility Revenue Bonds
	(Lycee Francais de New York Project), Series A, 5.375%,
	6/01/23 (h)	300	241,329
	New York City, New York, Trust for Cultural Resources Revenue
	Bonds (The Julliard School), Series A, 5%, 1/01/39	1,050	1,038,691
	New York Liberty Development Corporation Revenue Bonds
	(National Sports Museum Project), Series A, 6.125%,
	2/15/19 (i)(j)	1,000	1,000
	New York State Dormitory Authority, Non-State Supported
	Debt Revenue Bonds (Rochester Institute of Technology),
	Series A, 6%, 7/01/33	1,000	1,037,240
	New York State Dormitory Authority, Non-State Supported
	Debt, Revenue Refunding Bonds (Teachers College), 5.50%,
	3/01/39	850	850,281
	New York State Dormitory Authority Revenue Bonds
	(Rochester University), Series A, 5.125%, 7/01/14 (f)	1,500	1,739,775

3

	BlackRock New York Municipal Bond Fund of
	BlackRock Multi-State Municipal Series Trust
	Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York State Dormitory Authority Revenue Bonds
	(Rochester University), Series A, 5.25%, 7/01/23	$ 250	$258,605
	Schenectady, New York, IDA, Civic Facility Revenue
	Refunding Bonds (Union College Project), 5%, 7/01/31	2,900	2,768,659
	Utica, New York, IDA, Civic Facility Revenue Bonds (Munson,
	Williams, Proctor Institute), 5.375%, 7/15/20	1,000	1,014,070
	Utica, New York, IDA, Civic Facility Revenue Bonds (Munson,
	Williams, Proctor Institute), 5.40%, 7/15/30	1,210	1,185,014
	Utica, New York, IDA, Civic Facility Revenue Bonds (Utica
	College Project), Series A, 5.75%, 8/01/28	1,505	1,050,957
			20,145,536
Health - 15.8%	Dutchess County, New York, IDA, Civic Facility Revenue
	Bonds (Saint Francis Hospital), Series B, 7.25%, 3/01/19	970	884,000
	Erie County, New York, IDA, Life Care Community Revenue
	Bonds (Episcopal Church Home), Series A, 5.875%, 2/01/18	1,385	1,176,142
	Erie County, New York, IDA, Life Care Community Revenue
	Bonds (Episcopal Church Home), Series A, 6%, 2/01/28	3,000	2,135,400
	Genesee County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (United Memorial Medical Center Project),
	5%, 12/01/27	500	296,670
	Genesee County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (United Memorial Medical Center Project),
	5%, 12/01/32	1,080	598,374
	Nassau County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (Special Needs Facilities Pooled Program),
	Series F-1, 4.90%, 7/01/21 (h)	525	372,036
	New York City, New York, City IDA, Civic Facility Revenue
	Bonds (A Very Special Place, Inc. Project), Series A, 6.125%,
	1/01/13	355	334,069
	New York City, New York, City IDA, Civic Facility Revenue
	Bonds (A Very Special Place, Inc. Project), Series A, 7%,
	1/01/33	1,600	1,259,728
	New York City, New York, City IDA, Civic Facility Revenue
	Bonds (PSCH, Inc. Project), 6.375%, 7/01/33	6,000	4,435,080
	New York City, New York, City IDA, Civic Facility Revenue
	Bonds (Special Needs Facility Pooled Program), Series A-1,
	6.50%, 7/01/17	1,000	840,460
	New York City, New York, City IDA, Civic Facility Revenue
	Bonds (Special Needs Facility Pooled Program), Series C-1,
	6.50%, 7/01/17	2,540	2,138,629
	New York City, New York, City IDA, Civic Facility Revenue
	Refunding Bonds (Special Needs Facilities Pooled Program),
	Series A-1, 4.375%, 7/01/20 (h)	1,000	705,120

4

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York City, New York, City IDA, Civic Facility Revenue
Refunding Bonds (Special Needs Facilities Pooled Program),
Series A-1, 4.50%, 7/01/30 (h)	$ 210	$119,427
New York City, New York, City IDA, Civic Facility Revenue
Refunding Bonds (Special Needs Facilities Pooled Program),
Series C-1, 5.10%, 7/01/31 (h)	525	324,634
New York State Dormitory Authority, Non-State Supported
Debt Revenue Bonds (New York University Hospitals Center),
Series B, 5.625%, 7/01/37	530	348,077
New York State Dormitory Authority, Non-State Supported
Debt Revenue Bonds (Presbyterian Hospital of New York),
5.25%, 2/15/31 (e)(k)	1,600	1,565,296
New York State Dormitory Authority, Non-State Supported
Debt Revenue Bonds (Presbyterian Hospital of New York),
5%, 8/15/36 (e)(k)	1,000	926,950
New York State Dormitory Authority, Non-State Supported
Debt, Revenue Refunding Bonds (Mount Sinai-NYU Medical
Center Health System), Series A, 6.625%, 7/01/18	1,650	1,686,366
New York State Dormitory Authority, Non-State Supported
Debt, Revenue Refunding Bonds (New York University
Hospital Center), Series A, 5%, 7/01/16	1,130	914,249
New York State Dormitory Authority, Nursing Home Revenue
Refunding Bonds (Menorah Campus, Inc.), 6.10%, 2/01/37 (k)	1,000	1,000,350
New York State Dormitory Authority Revenue Bonds (Hudson
Valley Hospital Center), 5%, 8/15/36 (e)(k)(l)	1,500	1,473,570
Orange County, New York, IDA, Civic Facility Revenue Bonds
(Special Needs Facilities Pooled Program), Series G-1,
4.90%, 7/01/21 (h)	845	607,369
Suffolk County, New York, IDA, Civic Facility Revenue Bonds
(Huntington Hospital Project), Series B, 5.875%, 11/01/32	2,000	1,654,280
Suffolk County, New York, IDA, Civic Facility Revenue Bonds
(Special Needs Facilities Pooled Program), Series D-1, 6.50%,
7/01/17	135	113,291
Suffolk County, New York, IDA, Civic Facility Revenue Bonds
(Special Needs Facilities Pooled Program), Series D-1, 4.90%,
7/01/21 (h)	330	237,197
Sullivan County, New York, IDA, Civic Facility Revenue Bonds
(Special Needs Facilities Pooled Program),
Series H-1, 4.90%, 7/01/21 (h)	330	237,197
Tompkins County, New York, IDA, Care Community Revenue
Refunding Bonds (Kendal at Ithaca), Series A-2, 5.75%,
7/01/18	900	887,238

5

	BlackRock New York Municipal Bond Fund of
	BlackRock Multi-State Municipal Series Trust
	Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Tompkins County, New York, IDA, Care Community Revenue
	Refunding Bonds (Kendal at Ithaca), Series A-2,
	6%, 7/01/24	$ 1,000	$927,340
	Westchester County, New York, IDA, Civic Facility Revenue
	Bonds (Special Needs Facilities Pooled Program), Series E-1,
	4.90%, 7/01/21 (h)	350	240,401
	Westchester County, New York, IDA, Continuing Care
	Retirement, Mortgage Revenue Bonds (Kendal on Hudson
	Project), Series A, 6.50%, 1/01/13 (f)	5,200	6,134,076
	Yonkers, New York, IDA, Revenue Bonds (Sacred Heart
	Associates, LP Project), AMT, Series A, 5%, 10/01/37 (m)	1,000	822,070
			35,395,086
Housing - 5.7%	Monroe County, New York, IDA, Revenue Bonds (Southview
	Towers Project), AMT, 6.25%, 2/01/31 (m)	1,000	994,000
	New York City, New York, City Housing Development
	Corporation, M/F Housing Revenue Bonds, AMT, Series A,
	5.50%, 11/01/34	2,500	2,297,750
	New York City, New York, City Housing Development
	Corporation, M/F Housing Revenue Bonds, AMT, Series C,
	5.05%, 11/01/36	1,220	1,013,600
	New York City, New York, City Housing Development
	Corporation, Presidential Revenue Bonds (The Animal
	Medical Center), Series A, 5.50%, 12/01/33	2,485	2,341,094
	New York State, HFA, M/F Housing Revenue Bonds (Division
	Street), AMT, Series A, 5.10%, 2/15/38 (m)	875	778,435
	New York State, HFA, M/F Housing Revenue Bonds (Highland
	Avenue Senior Apartments), AMT, Series A,
	5%, 2/15/39 (m)	2,000	1,651,860
	New York State, HFA, M/F Housing Revenue Bonds (Kensico
	Terrace Apartments), AMT, Series A, 4.90%, 2/15/38 (m)	645	548,160
	New York State, HFA, M/F Housing Revenue Bonds
	(Watergate II), AMT, Series A, 4.75%, 2/15/34	580	494,873
	New York State Mortgage Agency, Homeowner Mortgage
	Revenue Bonds, AMT, Series 143, 4.90%, 10/01/37	1,900	1,616,273
	New York State Mortgage Agency, Homeowner Mortgage
	Revenue Refunding Bonds, AMT, Series 133, 4.95%,
	10/01/21	1,000	994,930
			12,730,975
State - 9.6%	New York State Dormitory Authority, Non-State Supported
	Debt, Lease Revenue Bonds (Municipal Health Facilities
	Improvement Program), Sub-Series 2-4, 4.75%, 1/15/30	2,100	1,937,964

6

	BlackRock New York Municipal Bond Fund of
	BlackRock Multi-State Municipal Series Trust
	Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York State Dormitory Authority, Non-State Supported
	Debt, Revenue Refunding Bonds (School District Financing
	Program), Series B, 5%, 4/01/36 (e)	$ 1,000	$965,530
	New York State Dormitory Authority Revenue Bonds (School
	Districts Financing Program), Series E, 5.75%, 10/01/30 (b)	1,180	1,197,511
	New York State Dormitory Authority, Revenue Refunding
	Bonds (Upstate Community Colleges), Series B, 5.25%,
	7/01/21	1,565	1,638,226
	New York State Dormitory Authority, State Personal Income
	Tax Revenue Bonds (Education), Series A, 5%, 3/15/38	1,000	967,310
	New York State Dormitory Authority, State Supported Debt
	Revenue Bonds (Mental Health Services Facilities), Series A,
	5%, 2/15/22 (e)	1,000	1,011,430
	New York State Dormitory Authority, State Supported Debt
	Revenue Bonds (Mental Health Services Facilities), Series A,
	5%, 2/15/33 (e)	1,800	1,701,612
	New York State, GO, Series A, 4.125%, 3/01/37 (b)(c)	250	200,355
	New York State, GO, Series A, 5%, 2/15/39	1,950	1,926,035
	New York State Municipal Bond Bank Agency, Special School
	Purpose Revenue Bonds, Series C, 5.25%, 12/01/22	1,000	1,012,710
	New York State Thruway Authority, Highway and Bridge Trust
	Fund, Revenue Refunding Bonds, Series C, 5%,
	4/01/20 (a)	2,190	2,239,516
	New York State Thruway Authority, Second General Highway
	and Bridge Trust Fund, Revenue Refunding Bonds, Series A-
	1, 5%, 4/01/29	1,000	990,030
	New York State Urban Development Corporation, Revenue
	Refunding Bonds (Clarkson Center Advance Materials),
	5.50%, 1/01/20	1,685	1,857,477
	New York State Urban Development Corporation, Revenue
	Refunding Bonds (University Facility Grants), 5.50%, 1/01/19	3,500	3,890,320
			21,536,026
Tobacco - 5.5%	Chautauqua, New York, Tobacco Asset Securitization
	Corporation, Revenue Bonds, 6.75%, 7/01/40	1,000	804,230
	Erie County, New York, Tobacco Asset Securitization
	Corporation, Asset-Backed Revenue Bonds, Class A, 6.25%,
	7/15/10 (f)	4,000	4,312,600
	Nassau County, New York, Tobacco Settlement Corporation,
	Senior Asset-Backed Revenue Refunding Bonds, Series A-3,
	5%, 6/01/35	2,000	1,241,500

7

	BlackRock New York Municipal Bond Fund of
	BlackRock Multi-State Municipal Series Trust
	Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York Counties Tobacco Trust I, Tobacco Pass-Thru
	Bonds, Series B, 6.50%, 6/01/10 (f)	$ 1,550	$1,669,443
	New York Counties Tobacco Trust I, Tobacco Pass-Thru
	Bonds, Series B, 6.625%, 6/01/10 (f)	1,010	1,089,295
	New York Counties Tobacco Trust I, Tobacco Pass-Thru
	Bonds, Series B, 6.50%, 6/01/35	750	606,270
	New York Counties Tobacco Trust I, Tobacco Pass-Thru
	Bonds, Series B, 6.625%, 6/01/42	490	386,247
	Niagara County, New York, Tobacco Asset Securitization
	Corporation, Asset-Backed Revenue Bonds, 6.25%, 5/15/40	1,000	750,740
	Tobacco Settlement Financing Corporation of New York
	Revenue Bonds, Series A-1, 5.25%, 6/01/20 (a)	1,455	1,461,257
			12,321,582
Transportation - 12.2%	Metropolitan Transportation Authority, New York, Dedicated
	Tax Fund Revenue Bonds, Series A, 5.625%, 11/15/39	500	499,165
	Metropolitan Transportation Authority, New York, Revenue
	Bonds, Series A, 4.50%, 11/15/38	2,700	2,202,660
	Metropolitan Transportation Authority, New York, Revenue
	Bonds, Series C, 6.50%, 11/15/28	1,600	1,711,392
	Onondaga County, New York, IDA, Revenue Bonds (Air
	Cargo), AMT, 6.125%, 1/01/32	3,955	2,770,557
	Onondaga County, New York, IDA, Revenue Bonds (Air
	Cargo), AMT, 7.25%, 1/01/32	1,365	1,071,184
	Port Authority of New York and New Jersey, Consolidated
	Revenue Refunding Bonds, 132nd Series, 5%, 9/01/25	1,000	1,018,240
	Port Authority of New York and New Jersey, Special
	Obligation Revenue Bonds (JFK International Air Terminal
	LLC), AMT, Series 6, 6.25%, 12/01/10 (b)	5,250	5,356,050
	Port Authority of New York and New Jersey, Special
	Obligation Revenue Bonds (JFK International Air Terminal
	LLC), AMT, Series 6, 6.25%, 12/01/11 (b)	2,555	2,592,405
	Port Authority of New York and New Jersey, Special
	Obligation Revenue Bonds (JFK International Air Terminal
	LLC), AMT, Series 6, 6.25%, 12/01/13 (b)	1,575	1,566,668
	Port Authority of New York and New Jersey, Special
	Obligation Revenue Bonds (JFK International Air Terminal
	LLC), AMT, Series 6, 6.25%, 12/01/14 (b)	2,620	2,555,260
	Triborough Bridge and Tunnel Authority, New York, Revenue
	Refunding Bonds, 5.25%, 11/15/23 (b)	3,900	3,986,619
	Triborough Bridge and Tunnel Authority, New York, Revenue
	Refunding Bonds, Series B, 5%, 11/15/27	2,000	2,009,080
			27,339,280
Utilities - 7.3%	Long Island Power Authority, New York, Electric System
	Revenue Bonds, Series C, 5.25%, 9/01/29 (g)	3,000	2,922,870

8

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Long Island Power Authority, New York, Electric System
	Revenue Refunding Bonds, Series A, 5.50%, 4/01/24	$ 1,250	$ 1,257,637
	Long Island Power Authority, New York, Electric System
	Revenue Refunding Bonds, Series A, 6%, 5/01/33	2,450	2,530,311
	Long Island Power Authority, New York, Electric System
	Revenue Refunding Bonds, Series A, 5.75%, 4/01/39	300	303,021
	New York City, New York, City Municipal Water Finance
	Authority, Second General Resolution, Water and Sewer
	System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	800	821,624
	New York City, New York, City Municipal Water Finance
	Authority, Second General Resolution, Water and Sewer
	System, Revenue Refunding Bonds, Series DD,
	4.75%, 6/15/35	750	685,927
	New York City, New York, City Municipal Water Finance
	Authority, Water and Sewer System Revenue Bonds, Series
	A, 4.25%, 6/15/33	1,000	841,200
	New York City, New York, City Municipal Water Finance
	Authority, Water and Sewer System Revenue Bonds, Series
	A, 5.75%, 6/15/40	500	526,415
	New York City, New York, City Municipal Water Finance
	Authority, Water and Sewer System Revenue Bonds, Series
	D, 4.75%, 6/15/38	770	703,118
	New York State Environmental Facilities Corporation,
	Special Obligation Revenue Refunding Bonds (Riverbank
	State Park), 6.25%, 4/01/12 (a)	2,320	2,435,443
	Suffolk County, New York, IDA, IDR, Refunding (Nissequogue
	Cogeneration Partners Facility), AMT, 5.50%, 1/01/23	5,000	3,494,000
			16,521,566
	Total Municipal Bonds in New York		192,728,758
Guam - 1.0%
Tobacco - 0.3%	Guam Economic Development and Commerce Authority,
	Tobacco Settlement Asset-Backed Revenue Refunding Bonds,
	5.625%, 6/01/47	1,075	712,929
Utilities - 0.7%	Guam Government Waterworks Authority, Water and
	Wastewater System, Revenue Refunding Bonds, 5.875%,
	7/01/35	2,000	1,569,780
	Total Municipal Bonds in Guam		2,282,709
Puerto Rico - 7.7%
Corporate - 0.2%	Puerto Rico Industrial, Medical and Environmental Pollution
	Control Facilities Financing Authority, Special Facilities
	Revenue Bonds (American Airlines, Inc.), Series A, 6.45%,
	12/01/25	1,000	392,760

9

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Education - 0.3%	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds (University
	Plaza Project), Series A, 5%, 7/01/33 (b)	$ 1,000	$771,880
Housing - 1.3%	Puerto Rico Housing Financing Authority, Capital Funding
	Program, Subordinate Revenue Refunding Bonds, 5.125%,
	12/01/27	3,000	3,000,930
State - 4.8%	Puerto Rico Commonwealth Infrastructure Financing
	Authority, Special Tax and Capital Appreciation Revenue
	Bonds, Series A, 4.771%, 7/01/42 (c)(n)	7,470	582,137
	Puerto Rico Commonwealth Infrastructure Financing
	Authority, Special Tax and Capital Appreciation Revenue
	Bonds, Series A, 5%, 7/01/44 (a)(n)	1,100	73,282
	Puerto Rico Commonwealth, Public Improvement, GO,
	5.75%, 7/01/10 (b)(f)	9,500	10,100,876
	Puerto Rico Public Buildings Authority, Government
	Facilities Revenue Bonds, Series I, 5.25%, 7/01/14 (f)(o)	55	61,992
			10,818,287
Tobacco - 0.3%	Children's Trust Fund Project of Puerto Rico, Tobacco
	Settlement Revenue Refunding Bonds, 5.625%, 5/15/43	1,000	665,010
Utilities - 0.8%	Puerto Rico Commonwealth Aqueduct and Sewer Authority,
	Senior Lien Revenue Bonds, Series A, 6%, 7/01/38	500	423,405
	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds (Cogeneration
	Facility-AES Puerto Rico Project), AMT,
	6.625%, 6/01/26	1,420	1,255,834
			1,679,239
	Total Municipal Bonds in Puerto Rico		17,328,106
US Virgin Islands - 1.6%
Corporate - 1.6%	Virgin Islands Government Refinery Facilities, Revenue
	Refunding Bonds (Hovensa Coker Project), AMT, 6.50%,
	7/01/21	4,500	3,490,560
	Total Municipal Bonds in the US Virgin Islands		3,490,560
	Total Municipal Bonds - 96.2%		215,830,132
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (p)
County/City/Special	New York City, New York, GO, Refunding, Series B,
District/School	5.25%, 8/01/16	1,800	1,806,264
District - 0.8%

10

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
	Tender Option Bond Trusts (p)	(000)	Value
Housing - 1.1%	New York State Mortgage Agency, Revenue Refunding Bonds,
	AMT, Series 101, 5.40%, 4/01/32	$ 2,621	$ 2,438,843
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 1.9%		4,245,107
	Total Long-Term Investments
	(Cost - $240,145,084) - 98.1%		220,075,239
	Short-Term Securities	Shares
Money Market	CMA New York Municipal Money
Fund - 1.1%	Fund, 0.22% (q)(r)	2,608,580	2,608,580
	Total Short-Term Securities
	(Cost - $2,608,580) - 1.1%		2,608,580
	Total Investments (Cost - $242,753,664*) - 99.2%		222,683,819
	Other Assets Less Liabilities - 1.8%		3,941,999
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (1.0)%		(2,218,914)
	Net Assets - 100.0%		$224,406,904

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$240,612,603
Gross unrealized appreciation	$4,959,849
Gross unrealized depreciation	(25,099,880)
Net unrealized depreciation	$(20,140,031)

(a) AMBAC Insured.

(b) NPFGC Insured.

(c) FGIC Insured.

(d) Assured Guaranty Insured.

(e) FSA Insured.

(f) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g) CIFG Insured.

(h) ACA Insured.

(i) Non-income producing security.

(j) Issuer filed for bankruptcy and/or is in default of interest payments.

(k) FHA Insured.

(l) BHAC Insured.

(m) SONYMA Insured.

(n) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(o) Commonwealth Guaranteed.

(p) Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the
Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

11

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments March 31, 2009 (Unaudited)
(q)	Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Affiliate	Net Activity	Income
CMA New York Municipal
	Money Fund	(265,008) $	35,277
(r)	Represents the current yield as of report date.

• Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157
clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$2,608,580
Level 2	220,075,239
Level 3	-
Total	$222,683,819

12

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: May 20, 2009